February 27, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

                  Re: Van Kampen Focus Portfolios, Series 192
                      File No. 333-90075 CIK #1025523

Ladies/Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 24, 2003.

                               Very truly yours,




                             VAN KAMPEN FUNDS INC.